As filed with the Securities and Exchange Commission on June 2, 2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22592

DoubleLine Opportunistic Credit Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

President and Chief Executive Officer

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2015

DoubleLine Opportunistic Credit Fund

NYSE: DBL

DoubleLine Capital LP	333 S. Grand Avenue 18th Floor Los Angeles, California 90071 doubleline.com

Semi-Annual Report	March 31, 2015	3

Chairman’s Letter	March 31, 2015

Dear Shareholder,

On behalf of the team at DoubleLine, I am pleased to deliver the Semi-Annual Report for the DoubleLine Opportunistic Credit Fund (NYSE: DBL, the “Fund”) for the six-month period ended March 31, 2015. On the following pages, you will find specific information regarding the Fund’s operations and holdings. In addition, we discuss the Fund’s investment performance and the main drivers of that performance during the reporting period.

If you have any questions regarding the Fund, please don’t hesitate to call us at 877-DLine11 (877-354-6311), or visit our website www.doublelinefunds.com to hear our investment management team offer deeper insights and analysis on relevant capital market activity impacting investors today. We value the trust that you have placed with us, and we will continue to strive to offer thoughtful investment solutions to our shareholders.

Sincerely,

Ronald R. Redell, CFA

Chairman of the Board of Trustees

DoubleLine Opportunistic Credit Fund

May 1, 2015

4	DoubleLine Opportunistic Credit Fund

Financial Markets Highlights	March 31, 2015

•	Agency Mortgage-Backed Securities (Agency MBS)

For the six-month period ended March 31, 2015, the Barclays U.S. MBS Index returned 2.86%; the Index’s duration shortened to 3.54 years. The U.S. Treasury (UST) curve flattened with longer term rates declining more than shorter term rates. 10-year UST yields declined by 57 basis points (bps), while 2-year yields declined by only 1 bp. As a result, 30-year mortgage collateral outperformed 15-year collateral during this time due to longer-term rates declining the most during the trailing six-month period. Current coupon spreads slightly widened from September month-end figures and though there was widening against 10-year UST yields for the month of January, spreads have tightened back to the range that we’ve seen for most of the last two quarters of the reporting period. Total gross Agency MBS issuance averaged about $95 billion monthly for the period, in line with increasing aggregate prepayment speeds across all three agencies (Fannie Mae, Freddie Mac, and Ginnie Mae).

•	Non-Agency Mortgage-Backed Securities (Non-Agency MBS)

Non-Agency MBS performance has been stable during the six-month period ended March 31, 2015, with pricing and underlying fundamentals displaying little change over the period. Mortgage rates declined during the reporting period, from 4.12% in early October to 3.80% at the end of March. Despite the decline in rates, prepayments only increased slightly on legacy non-Agency MBS. Liquidation rates, severities and the pace of loan modifications remained range bound with only a few pockets of volatility. On a technical basis, non-Agency MBS continued to be well bid while supply has been showing up more unevenly. Large bid lists continue to be a factor in determining monthly trading volume, but the frequency of these lists has subsided coming into the new year.

•	Commercial Mortgage-Backed Securities (CMBS)

Over the six-month period ended March 31, 2015, new issue CMBS spreads were mixed stemming from uneven economic data including both fear and later contagion of European deflation, changes to Federal Reserve interest-rate forecasts and subsequent 10-year UST yield swings from a high of 2.43% to a low of 1.64%, ending the period at 1.92%. The Barclays U.S. CMBS Index returned 3.24%, underperforming the broader aggregate by 19 bps. Secondary market trading activity slowed given the uneven but relatively mild price movements as investors turned to holding for yield rather than looking to capture small price swings. For the period, 10-year AAA last cash flows (LCFs) remained unchanged at 85 bps over swaps, while the BBBs traded at 345bp, a 4bp widening. Total first quarter private label CMBS issuance finished the quarter at $24.7 billion, 15% higher than fourth quarter 2014 and 30% higher than first quarter 2014 equating to the second highest quarterly issuance since the end of the financial crisis, trailing only $26.3 billion in the third quarter 2014. The 2015 new issue calendar is on-pace to exceed that of 2014. $45 billion of deals was brought to market over the six-month period ended March 31, 2015, a $4 billion increase over the same period in 2014. Delinquency rates declined across four of the five major property types over the six-month reporting period, with industrial representing the lone outlier. The overall U.S. CMBS delinquency rate ended the first quarter at 5.58%, a 45bp improvement.

Semi-Annual Report	March 31, 2015	5

Management’s Discussion of Fund Performance	March 31, 2015

The Doubleline Opportunistic Credit Fund’s underlying portfolio outperformed the Barclays U.S. Aggregate Bond Index return of 3.43% over the six-month period ended March 31, 2015 on both a market price and net asset value basis. With the decline in U.S. interest rates, longer duration assets generally outperformed shorter duration counterparts. Agency Residential MBS (RMBS) led the outperformance and contributed healthy price appreciation to the Fund. In particular, Agency inverse floating-rate securities performed relatively well due to their longer durations; additionally, inverse interest-only securities contributed high interest income due to persistently low LIBOR rates. CMBS also benefited from high coupon returns as well as modest price appreciation. Conversely, non-Agency RMBS, while still contributing positive returns to the Fund, lagged behind other sectors due to their shorter relative durations. The Fund continued to hold non-Agency securities that should benefit from strong coupon returns across the entire credit quality spectrum.

Period 9-30-14 through 3-31-15	Six-Months (Not Annualized)
Market Price Return	12.11%
Net Asset Value (NAV) Return	10.44%
Barclays U.S. Aggregate Bond Index	3.43%

For additional performance information, please refer to the “DoubleLine Opportunistic Credit Fund’s Standardized Performance Summary.”

Opinions expressed herein are as of March 31, 2015 and are subject to change at any time, are not guaranteed and should not be considered investment advice. This report is for the information of shareholders of the Fund.

The views expressed herein (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Fund’s trading intent. Information included herein is not an indication of the Fund’s future portfolio composition. Securities and indices discussed are not recommendations and are presented as examples of issue selection or portfolio management processes. They have been picked for comparison or illustration purposes only. No security presented within is either offered for sale or purchase. DoubleLine reserves the right to change its investment perspective and outlook without notice as market conditions dictate or as additional information becomes available.

Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision making, economic or market conditions or other unanticipated factors. The views and forecasts expressed in this material are subject to change without notice, may not come to pass and do not represent a recommendation or offer of any particular security, strategy, or investment. Past performance is no guarantee of future results.

DoubleLine® is a registered trademark of DoubleLine Capital LP.

Shares of closed-end investment companies frequently trade at a discount to their net asset value, which may increase investors’ risk of loss. There are risks associated with an investment in the Fund. Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. An investment in the Fund should not constitute a complete investment program.

The Fund’s daily New York Stock Exchange closing prices, net asset values per share, as well as other information are available at http://www.doubleline.com/opp-credit-fund-overview.php or by calling the Funds’ shareholder servicing agent at (877) 354-6311.

This document is not an offer to sell securities or the solicitation of an offer to buy securities, nor shall there be any sale or offer of these securities, in any jurisdiction where such sale or offer is not permitted.

The Fund’s shares are only offered through broker/dealers on the secondary market. Unlike an open-end mutual fund, a closed-end fund offers a fixed number of shares for sale. After the initial public offering, shares are bought and sold in the secondary marketplace, and the market price of the shares is determined by supply and demand, not by net asset value (NAV), often at a lower price than the NAV. A closed-end fund is not required to buy its shares back from investors upon request.

Fund investing involves risk. Principal loss is possible.

Investments in debt securities typically decline in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of including credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Investments in lower rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision-making, economic or market conditions or other unanticipated factors. The Fund may use leverage or change its leverage without notice which may cause an increase or decrease in value of the portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used.

In addition, the Fund may invest in other asset classes and investments such as, among others, REITs, credit default swaps, short sales, derivatives and smaller companies which include additional risks.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. You can obtain the Fund’s most recent periodic reports and certain other regulatory filings by calling 1 (877) 354-6311/ 1 (877) DLINE11, or visiting www.doublelinefunds.com. You should read these reports and other filings carefully before investing.

The performance shown assumes the reinvestment of all dividends and distributions and does not reflect any reductions for taxes. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (877) 354-6311 or by visiting http://www.doubleline.com/opp-credit-fund-overview.php.

This material may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Fund, market or regulatory developments. The views expressed herein are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to

6	DoubleLine Opportunistic Credit Fund

March 31, 2015

differ materially from the views expressed herein. The views expressed herein are subject to change at any time based upon economic, market, or other conditions and DoubleLine undertakes no obligation to update the views expressed herein. While we have gathered this information from sources believed to be reliable, DoubleLine cannot guarantee the accuracy of the information provided. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. For a complete list of Fund holdings, please refer to the Schedule of Investments provided in this report.

Barclays U.S. Aggregate Bond Index—This index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays U.S. CMBS Index—This index measures the performance of investment grade commercial mortgage-backed securities, which are classes of securities that represent interests in pools of commercial mortgages.

Barclays U.S. MBS Index—This index measures the performance of investment grade fixed-rate mortgage-backed pass-through securities of the Government-Sponsored Enterprises (GSEs): Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Basis Point—is equal to 1/100th of 1%, or 0.01%, and is used to denote the percentage change in a financial instrument.

Duration—A measure of the sensitivity of a price of a fixed income investment to a change in interest rates, expressed as a number of years.

Last Cash Flow (LCF)—The last revenue stream paid to a bond over a given period.

LIBOR—An indicative average interest rate at which a selection of banks known as the panel banks are prepared to lend one another unsecured funds on the London money market.

A direct investment cannot be made in an index. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

Quasar Distributors, LLC provides filing administration for DoubleLine Capital LP.

Semi-Annual Report	March 31, 2015	7

DoubleLine Opportunistic Credit Fund Standardized Performance Summary	(Unaudited) March 31, 2015

Period Ended 3-31-2015	6-Months	1-Year	Since Inception Annualized (1-27-12)
Total Return based on NAV	10.44%	17.38%	10.51%
Total Return based on Market Price	12.11%	19.32%	9.54%
Barclays U.S. Aggregate Bond Index	3.43%	5.72%	2.90%

Performance data quoted represents past performance; past performance does not guarantee future results. Returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains and the effects of compounding. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than the original bond cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance reflects management fees and other fund expenses.

8	DoubleLine Opportunistic Credit Fund

Schedule of Investments DoubleLine Opportunistic Credit Fund	(Unaudited) March 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS 0.7%

	SoFi Professional Loan Program,
$4,146,860	Series 2013-1R	20.00%	#^¥@	12/17/2043	2,631,597

	Total Asset Backed Obligations (Cost $3,818,014)				2,631,597

COLLATERALIZED LOAN OBLIGATIONS 3.4%

	Apidos Ltd.,
1,000,000	Series 2014-19A-D	3.96%	#^	10/17/2026	975,129

	ARES Ltd.,
1,000,000	Series 2014-1A-SUB	0.00%	#^@	04/17/2026	811,016

	Babson Ltd.,
500,000	Series 2014-3A-D2	4.69%	#^	01/15/2026	504,550
750,000	Series 2014-3A-E2	6.79%	#^	01/15/2026	751,855

	BlueMountain Ltd.,
1,000,000	Series 2012-2A-C	3.01%	#^	11/20/2024	989,552

	Brookside Mill Ltd.,
1,000,000	Series 2013-1A-D	3.32%	#^	04/17/2025	924,068

	Cent Ltd.,
500,000	Series 2014-22A-C	3.98%	#^	11/07/2026	487,224

	Finn Square Ltd.,
250,000	Series 2012-1A-C	3.87%	#^	12/24/2023	244,952

	GoldenTree Loan Opportunities Ltd.,
2,000,000	Series 2012-6A-D	4.47%	#^	04/17/2022	2,006,748

	Halcyon Loan Advisors Funding Ltd.,
500,000	Series 2014-3A-D	3.91%	#^	10/22/2025	453,686

	LCM LP,
1,500,000	Series 11A-INC	15.37%	#^@	04/19/2022	1,016,281
500,000	Series 12A-D	4.78%	#^	10/19/2022	501,283

	Nautique Funding Ltd.,
500,000	Series 2006-1A-C	1.98%	#^	04/15/2020	487,065

	Octagon Investment Partners Ltd.,
500,000	Series 2014-1A-C	3.90%	#^	11/14/2026	484,449
1,000,000	Series 2014-1A-D	6.85%	#^	11/14/2026	997,951

	Thacher Park Ltd.,
500,000	Series 2014-1A-D1	3.78%	#^	10/20/2026	480,752

	Total Collateralized Loan Obligations (Cost $12,660,556)				12,116,561

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 5.4%

	Bear Stearns Commercial Mortgage Securities, Inc.,
450,000	Series 2007-T26-AJ	5.57%	#	01/12/2045	465,719

	Citigroup Commercial Mortgage Trust,
600,000	Series 2015-GC27-D	4.43%	#^	02/10/2048	554,220
4,996,467	Series 2015-GC27-XA	1.45%	# I/O	02/10/2048	531,769

	Commercial Mortgage Pass-Through Certificates,
423,000	Series 2014-CR21-C	4.42%	#	12/10/2047	442,613
500,000	Series 2014-KYO-F	3.68%	#^	06/11/2027	499,361
1,127,250	Series 2014-UBS4-E	3.75%	^	08/10/2047	821,878
1,288,300	Series 2014-UBS4-F	3.75%	^	08/10/2047	826,444
2,415,590	Series 2014-UBS4-G	3.75%	^¥	08/10/2047	715,498
5,000	Series 2014-UBS4-V	0.00%	#^¥	08/10/2047	—
550,000	Series 2015-LC19-D	2.87%	^	02/10/2048	453,613

	GS Mortgage Securities Corporation,
500,000	Series 2006-GG8-AJ	5.62%		11/10/2039	511,949
500,000	Series 2014-GC26-C	4.66%	#	11/10/2047	526,798

	JP Morgan Chase Commercial Mortgage Securities Corporation,
35,237,606	Series 2012-CBX-XA	1.75%	# I/O	06/15/2045	2,666,060

	JPMBB Commercial Mortgage Securities Trust,
3,488,650	Series 2014-C19-E	4.00%	#^	04/15/2047	2,785,338
1,938,200	Series 2014-C19-F	3.75%	#^	04/15/2047	1,153,423
6,202,105	Series 2014-C19-NR	3.75%	#^¥	04/15/2047	2,042,973
5,524,133	Series 2014-C26-XA	1.19%	# I/O	01/15/2048	417,578
500,000	Series 2015-C27-D	3.85%	#^	02/15/2048	442,988

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Morgan Stanley Bank of America Merrill Lynch Trust,
$500,000	Series 2014-C15-D	4.90%	#^	04/15/2047	497,690
500,000	Series 2014-C19-C	4.00%		12/15/2047	499,207
500,000	Series 2015-C20-D	3.07%	^	02/15/2048	419,840

	Morgan Stanley Capital, Inc.,
500,000	Series 2007-IQ13-AJ	5.44%		03/15/2044	509,145
525,000	Series 2014-CPT-G	3.56%	#^	07/13/2029	504,462

	Wachovia Bank Commercial Mortgage Trust,
500,000	Series 2007-C30-AJ	5.41%	#	12/15/2043	512,506
554,000	Series 2007-C33-AJ	5.96%	#	02/15/2051	585,239

	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $19,616,095)				19,386,311

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 47.6%

	Adjustable Rate Mortgage Trust,
3,860,995	Series 2006-1-2A1	3.08%	#	03/25/2036	2,890,619

	Banc of America Alternative Loan Trust,
2,105,067	Series 2005-8-2CB1	6.00%		09/25/2035	1,958,676

	Banc of America Funding Corporation,
3,081,746	Series 2006-A-4A1	2.65%	#	02/20/2036	2,601,357

	BCAP LLC Trust,
5,269,567	Series 2010-RR6-2216	5.64%	#^	06/26/2036	4,317,299
2,373,669	Series 2010-RR6-6A2	9.30%	#^	07/26/2037	2,218,382

	Chase Mortgage Finance Trust,
3,768,563	Series 2007-S1-A7	6.00%		02/25/2037	3,266,828
3,382,912	Series 2007-S3-1A5	6.00%		05/25/2037	2,888,756

	ChaseFlex Trust,
3,755,764	Series 2007-1-1A1	6.50%		02/25/2037	2,875,247

	Citicorp Mortgage Securities, Inc.,
1,875,000	Series 2006-2-1A14	5.50%		04/25/2036	1,843,466

	Citigroup Mortgage Loan Trust, Inc.,
1,339,241	Series 2006-8-A4	19.18%	# I/F^	10/25/2035	1,770,480
4,269,116	Series 2010-9-3A7	9.83%	^	01/25/2036	3,578,394
5,860,374	Series 2010-9-4A3	6.43%	#^	09/25/2035	5,636,055

	CitiMortgage Alternative Loan Trust,
5,121,205	Series 2007-A4-IA6	5.75%		04/25/2037	4,434,635
3,880,958	Series 2007-A6-IA16	6.00%		06/25/2037	3,461,531
2,620,448	Series 2005-85CB-2A5	1.27%	#	02/25/2036	2,196,379
553,397	Series 2005-85CB-2A6	21.00%	# I/F	02/25/2036	699,821

	Credit Suisse First Boston Mortgage Securities Corporation,
4,281,856	Series 2005-11-7A1	6.00%		12/25/2035	3,741,824

	Credit Suisse Mortgage Capital Certificates,
5,243,315	Series 2006-5-3A3	6.50%		06/25/2036	3,202,103
1,541,292	Series 2006-9-2A1	5.50%		11/25/2036	1,502,303
1,533,220	Series 2006-9-6A14	6.00%		11/25/2036	1,482,350

	First Horizon Asset Securities, Inc.,
2,221,209	Series 2007-AR3-2A2	2.68%	#	11/25/2037	1,976,889

	GSAA Home Equity Trust,
4,298,880	Series 2007-8-A2	0.52%	#	08/25/2037	3,799,733

	IndyMac Mortgage Loan Trust,
2,275,387	Series 2005-AR1-2A1	2.75%	#	11/25/2035	2,054,891
3,698,900	Series 2005-AR23-6A1	4.36%	#	11/25/2035	3,029,798

	JP Morgan Alternative Loan Trust,
2,108,284	Series 2006-S1-2A5	5.50%		02/25/2021	2,054,516

	JP Morgan Resecuritization Trust,
5,188,151	Series 2011-1-1A10	6.70%	#^	12/26/2036	4,423,488
6,882,740	Series 2011-1-2A10	6.00%	#^	06/26/2037	5,910,004

	Lehman Mortgage Trust,
3,555,549	Series 2007-10-1A1	6.00%		01/25/2038	3,531,717
3,072,232	Series 2007-4-1A3	5.75%		05/25/2037	2,389,828

	Lehman XS Trust,
2,341,120	Series 2005-2-1A2	0.87%	#	08/25/2035	2,227,529

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2015	9

Schedule of Investments DoubleLineOpportunistic Credit Fund (Cont.)	(Unaudited) March 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	MASTR Asset Securitization Trust,
$2,121,331	Series 2007-2-A3	6.25%		01/25/2038	1,926,277

	Nomura Resecuritization Trust,
5,023,133	Series 2010-2RA-A2	5.50%	^	01/26/2036	4,739,249

	RBSGC Structured Trust,
2,864,096	Series 2008-B-A1	6.00%	^	06/25/2037	2,549,865

	Residential Accredit Loans, Inc.,
2,912,366	Series 2005-AS14-3A1	6.00%		09/25/2035	2,690,135
4,465,046	Series 2005-QS13-2A3	5.75%		09/25/2035	4,063,991
3,151,239	Series 2006-QS10-A1	6.00%		08/25/2036	2,672,922
3,777,898	Series 2006-QS6-1A5	5.75%		06/25/2036	3,125,187
6,500,467	Series 2006-QS7-A3	6.00%		06/25/2036	5,648,854
1,688,694	Series 2007-QS1-1A1	6.00%		01/25/2037	1,449,946
6,734,149	Series 2007-QS3-A1	6.50%		02/25/2037	5,567,680
2,853,975	Series 2007-QS6-A1	0.50%	#	04/25/2037	1,858,117
3,021,477	Series 2007-QS6-A102	5.75%		04/25/2037	2,504,170
650,149	Series 2007-QS6-A2	54.14%	# I/F	04/25/2037	1,455,958

	Residential Asset Securitization Trust,
2,150,011	Series 2006-A6-1A12	6.93%	# I/F I/O	07/25/2036	690,800
2,125,849	Series 2006-A6-1A9	6.00%		07/25/2036	1,251,058
5,839,533	Series 2007-A2-1A2	6.00%		04/25/2037	5,064,101
3,230,886	Series 2007-A7-A1	6.00%		07/25/2037	2,386,349
1,791,883	Series 2007-A8-1A3	6.00%		08/25/2037	1,504,001

	Residential Funding Mortgage Securities Trust,
3,756,153	Series 2006-S5-A9	6.00%		06/25/2036	3,479,009
2,069,206	Series 2007-S2-A4	6.00%		02/25/2037	1,869,847
2,496,079	Series 2007-S6-1A10	6.00%		06/25/2037	2,203,744

	Springleaf Mortgage Loan Trust,
5,000,000	Series 2013-2A-B2	6.00%	#^	12/25/2065	5,125,158

	Structured Adjustable Rate Mortgage Loan Trust,
3,114,717	Series 2006-1-2A2	2.41%	#	02/25/2036	2,710,673

	Structured Asset Securities Corporation,
6,541,000	Series 2005-11H-A3	5.50%		06/25/2035	6,329,055

	Washington Mutual Mortgage Pass-Through Certificates,
5,757,280	Series 2006-8-A4	4.82%	#	10/25/2036	4,187,696

	Wells Fargo Alternative Loan Trust,
6,239,132	Series 2007-PA3-2A1	6.00%		07/25/2037	6,079,151

	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $159,368,327)				171,097,891

US GOVERNMENT / AGENCY MORTGAGE BACKED OBLIGATIONS 62.0%

	Federal Home Loan Mortgage Corporation,
1,615,803	Series 3211-SI	26.90%	# I/F I/O	09/15/2036	1,306,659
3,282,972	Series 3236-ES	6.52%	# I/F I/O	11/15/2036	693,536
2,323,275	Series 3256-S	6.51%	# I/F I/O	12/15/2036	472,833
1,707,487	Series 3292-SD	5.92%	# I/F I/O	03/15/2037	272,326
13,502,172	Series 3297-BI	6.58%	# I/F I/O	04/15/2037	2,758,163
9,814,172	Series 3311-BI	6.58%	# I/F I/O	05/15/2037	1,774,824
9,732,147	Series 3311-IA	6.23%	# I/F I/O	05/15/2037	1,712,936
3,086,026	Series 3314-SH	6.22%	# I/F I/O	11/15/2036	394,164
714,555	Series 3317-DS	14.55%	# I/F	05/15/2037	924,398
2,772,966	Series 3330-KS	6.37%	# I/F I/O	06/15/2037	423,633
1,142,509	Series 3339-AI	6.37%	# I/F I/O	07/15/2037	147,204
6,533,226	Series 3339-TI	5.96%	# I/F I/O	07/15/2037	1,194,548
3,630,441	Series 3374-SD	6.27%	# I/F I/O	10/15/2037	515,503
2,179,428	Series 3382-SU	6.12%	# I/F I/O	11/15/2037	286,965
11,733,368	Series 3404-SA	5.82%	# I/F I/O	01/15/2038	2,114,951
1,764,673	Series 3423-GS	5.47%	# I/F I/O	03/15/2038	181,493
10,343,807	Series 3435-S	5.80%	# I/F I/O	04/15/2038	1,747,602
2,316,129	Series 3508-PS	6.47%	# I/F I/O	02/15/2039	373,429
3,261,307	Series 3725-CS	5.82%	# I/F I/O	05/15/2040	492,940
8,717,048	Series 3728-SV	4.27%	# I/F I/O	09/15/2040	953,257
24,056,210	Series 3736-SN	5.87%	# I/F I/O	10/15/2040	4,588,253
9,089,466	Series 3753-SB	5.82%	# I/F I/O ‡	11/15/2040	1,834,968
10,855,999	Series 3780-SM	6.32%	# I/F I/O	12/15/2040	2,171,943
4,431,684	Series 3815-ST	5.67%	# I/F I/O	02/15/2041	666,980
1,174,966	Series 3905-SC	21.89%	# I/F	08/15/2041	2,238,290

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Federal Home Loan Mortgage Corporation, (Cont.)
$3,367,388	Series 3924-SJ	5.82%	# I/F I/O	09/15/2041	478,763
7,151,486	Series 3997-LZ	3.50%	‡	02/15/2042	7,500,969
1,012,774	Series 4011-S	7.22%	# I/F	03/15/2042	1,034,147
6,858,942	Series 4064-SA	5.82%	# I/F I/O	06/15/2042	1,570,849
4,128,504	Series 4155-GS	5.25%	# I/F	01/15/2033	4,011,027
16,439,667	Series 4217-CS	5.06%	# I/F ‡	06/15/2043	14,881,491
6,158,663	Series 4225-BS	11.41%	# I/F ‡	12/15/2040	6,743,302
10,431,334	Series 4291-MS	5.72%	# I/F I/O	01/15/2054	1,745,658
19,603,541	Series 4302-GS	5.97%	# I/F I/O	02/15/2044	3,951,309
2,929,129	Series 4370-CS	8.34%	# I/F	09/15/2041	3,164,567

	Federal National Mortgage Association,
1,589,960	Series 2005-104-SI	6.53%	# I/F I/O	12/25/2033	123,116
670,690	Series 2005-72-WS	6.58%	# I/F I/O	08/25/2035	116,653
6,484,012	Series 2005-90-SP	6.58%	# I/F I/O	09/25/2035	1,103,699
3,016,639	Series 2006-117-SQ	6.38%	# I/F I/O	12/25/2036	460,422
1,776,886	Series 2006-119-HS	6.48%	# I/F I/O	12/25/2036	278,477
13,629,549	Series 2006-123-CI	6.57%	# I/F I/O	01/25/2037	2,783,031
5,157,700	Series 2006-60-YI	6.40%	# I/F I/O	07/25/2036	1,225,542
6,446,184	Series 2007-15-BI	6.53%	# I/F I/O	03/25/2037	1,265,331
3,323,681	Series 2007-20-S	6.57%	# I/F I/O	03/25/2037	481,104
1,710,969	Series 2007-21-SD	6.31%	# I/F I/O	03/25/2037	229,935
2,541,815	Series 2007-30-IE	6.57%	# I/F I/O	04/25/2037	621,873
8,048,789	Series 2007-32-SA	5.93%	# I/F I/O	04/25/2037	1,286,784
3,752,765	Series 2007-40-SA	5.93%	# I/F I/O	05/25/2037	508,154
1,715,441	Series 2007-48-SE	5.93%	# I/F I/O	05/25/2037	234,635
2,454,530	Series 2007-64-LI	6.39%	# I/F I/O	07/25/2037	385,315
1,862,345	Series 2007-68-SA	6.48%	# I/F I/O	07/25/2037	247,913
16,365,049	Series 2007-75-PI	6.37%	# I/F I/O	08/25/2037	3,338,306
10,230,809	Series 2008-33-SA	5.83%	# I/F I/O	04/25/2038	1,620,504
7,507,353	Series 2008-42-SC	5.73%	# I/F I/O	05/25/2038	1,183,302
1,778,200	Series 2008-5-GS	6.08%	# I/F I/O	02/25/2038	289,407
6,290,077	Series 2008-62-SD	5.88%	# I/F I/O	07/25/2038	874,160
4,126,375	Series 2008-68-SB	5.93%	# I/F I/O	08/25/2038	565,452
2,003,627	Series 2009-111-SE	6.08%	# I/F I/O	01/25/2040	245,553
2,877,253	Series 2009-12-CI	6.43%	# I/F I/O	03/25/2036	589,200
2,606,630	Series 2009-26-SM	6.18%	# I/F I/O	08/25/2038	194,031
2,150,226	Series 2009-47-SA	5.93%	# I/F I/O	07/25/2039	265,655
1,419,283	Series 2009-48-WS	5.78%	# I/F I/O	07/25/2039	166,309
913,383	Series 2009-67-SA	4.98%	# I/F I/O	07/25/2037	81,307
2,542,442	Series 2009-87-SA	5.83%	# I/F I/O	11/25/2049	349,034
3,657,544	Series 2009-91-SD	5.98%	# I/F I/O	11/25/2039	426,971
332,945	Series 2010-109-BS	53.11%	# I/F	10/25/2040	1,367,171
1,394,931	Series 2010-115-SD	6.43%	# I/F I/O	11/25/2039	193,274
2,760,215	Series 2010-11-SC	4.63%	# I/F I/O	02/25/2040	264,027
6,938,328	Series 2010-134-SE	6.48%	# I/F I/O	12/25/2025	1,072,267
15,873,610	Series 2010-142-SC	6.43%	# I/F I/O	12/25/2040	3,477,051
7,211,678	Series 2010-150-MS	6.36%	# I/F I/O	01/25/2041	1,325,809
3,414,713	Series 2010-15-SL	4.78%	# I/F I/O	03/25/2040	406,672
1,519,414	Series 2010-19-SA	5.23%	# I/F I/O	03/25/2050	143,894
3,307,679	Series 2010-31-SB	4.83%	# I/F I/O	04/25/2040	359,609
4,754,772	Series 2010-39-SL	5.50%	# I/F I/O	05/25/2040	654,979
3,019,915	Series 2010-40-EI	4.50%	I/O	05/25/2024	104,675
2,288,042	Series 2010-8-US	4.63%	# I/F I/O	02/25/2040	208,051
3,034,326	Series 2010-9-GS	4.58%	# I/F I/O	02/25/2040	256,440
4,878,927	Series 2011-114-S	5.83%	# I/F I/O	09/25/2039	828,222
3,277,091	Series 2011-146-US	6.76%	# I/F	01/25/2042	3,313,165
157,371	Series 2011-40-SA	9.57%	# I/F	09/25/2040	203,014
3,019,614	Series 2011-55-BZ	3.50%		06/25/2041	3,174,943
3,415,974	Series 2011-58-SA	6.38%	# I/F I/O	07/25/2041	602,313
3,531,561	Series 2011-5-PS	6.23%	# I/F I/O	11/25/2040	363,016
4,524,118	Series 2012-22-AZ	4.00%	‡	03/25/2042	4,877,522
3,686,015	Series 2012-29-SG	5.83%	# I/F I/O	04/25/2042	577,766
245,114	Series 2012-55-SC	6.69%	# I/F	05/25/2042	246,868
2,351,148	Series 2012-82-SC	7.22%	# I/F	08/25/2042	2,318,088
1,536,954	Series 2013-115-NS	11.54%	# I/F	11/25/2043	1,622,779
8,245,369	Series 2013-17-MS	5.19%	# I/F ‡	03/25/2043	7,772,121
4,134,825	Series 2013-18-BS	5.19%	# I/F ‡	03/25/2043	4,112,706
2,810,322	Series 2013-41-SC	5.74%	# I/F	05/25/2043	2,674,340
5,257,836	Series 2013-51-SH	5.74%	# I/F ‡	05/25/2033	5,328,131
13,953,070	Series 2013-55-KS	5.74%	# I/F ‡	06/25/2043	13,016,087
3,543,659	Series 2013-61-ZN	3.00%	‡	06/25/2033	3,468,896
13,108,830	Series 2013-83-US	4.83%	# I/F ‡	08/25/2043	12,941,300
1,025,261	Series 374-19	6.50%	I/O	09/25/2036	205,887

10	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Government National Mortgage Association,
$2,309,064	Series 2009-104-SD	6.17%	# I/F I/O	11/16/2039	373,268
1,218,167	Series 2010-98-IA	5.89%	# I/O	03/20/2039	89,092
5,214,877	Series 2011-56-BS	5.92%	# I/F I/O	11/16/2036	343,887
7,113,967	Series 2011-56-KS	5.92%	# I/F I/O	08/16/2036	575,445
3,284,743	Series 2011-69-SB	5.17%	# I/F I/O	05/20/2041	434,819
10,000,000	Series 2011-70-WS	9.35%	# I/F ‡	12/20/2040	11,699,535
5,144,763	Series 2011-71-SG	5.22%	# I/F I/O	05/20/2041	791,604
5,867,939	Series 2011-72-AS	5.20%	# I/F I/O	05/20/2041	735,306
6,772,783	Series 2011-89-SA	5.27%	# I/F I/O	06/20/2041	994,471
2,784,564	Series 2012-34-LI	6.00%	# I/F I/O	12/16/2039	616,532
8,388,672	Series 2013-119-TZ	3.00%	‡	08/20/2043	8,015,225
11,797,922	Series 2013-188-MS	5.37%	# I/F I/O	12/16/2043	1,919,746
58,981,198	Series 2013-39-HS	4.57%	# I/F I/O‡	03/20/2041	9,254,917
18,705,779	Series 2014-39-SK	6.02%	# I/F I/O	03/20/2044	3,431,865
20,421,730	Series 2014-59-DS	6.07%	# I/F I/O	04/16/2044	3,770,464
12,241,580	Series 2014-63-SD	5.37%	# I/F I/O	04/20/2044	2,500,753
20,188,669	Series 2014-69-ST	5.92%	# I/F I/O	12/16/2039	2,800,613

	Total US Government / Agency Mortgage Backed Obligations (Cost $205,316,845)				222,693,680

SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SHORT TERM INVESTMENTS 1.1%
1,327,230	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.03%	♦		1,327,230
1,327,231	Fidelity Institutional Government Portfolio	0.01%	♦		1,327,231
1,327,231	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦		1,327,231

	Total Short Term Investments (Cost $3,981,692)				3,981,692

	Total Investments 120.2% (Cost $404,761,529)				431,907,732
	Liabilities in Excess of Other Assets (20.2)%				(72,697,833)

	NET ASSETS 100.0%				$359,209,899

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government / Agency Mortgage Backed Obligations	62.0%
Non-Agency Residential Collateralized Mortgage Obligations	47.6%
Non-Agency Commercial Mortgage Backed Obligations	5.4%
Collateralized Loan Obligations	3.4%
Short Term Investments	1.1%
Asset Backed Obligations	0.7%
Other Assets and Liabilities	(20.2)%

100.0%

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At March 31, 2015, the value of these securities amounted to $66,734,260 or 18.6% of net assets.

¥	Illiquid security. At March 31, 2015, the value of these securities amounted to $5,390,068 or 1.5% of net assets.

@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of March 31, 2015.

#	Variable rate security. Rate disclosed as of March 31, 2015.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

‡	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

♦	Seven-day yield as of March 31, 2015

Reverse Repurchase Agreements
Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
JP Morgan Securities LLC	0.82%	03/13/2015	04/09/2015	$22,874,000	$22,883,954
RBC Capital Markets LLC	0.88%	02/17/2015	05/18/2015	14,741,000	14,756,494
Goldman Sachs	0.98%	03/26/2015	04/28/2015	14,852,000	14,854,426
Bank of America Merrill Lynch	0.72%	03/24/2015	04/23/2015	11,368,000	11,369,819
JP Morgan Securities LLC	0.58%	03/19/2015	04/17/2015	6,696,000	6,697,393
Bank of America Merrill Lynch	0.77%	03/24/2015	04/23/2015	4,066,000	4,066,695

				$74,597,000	$74,628,781

The weighted average daily balance of reverse repurchase agreements during the reporting period ended March 31, 2015 was $78,670,808, at a weighted average interest rate of 0.82%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at March 31, 2015 was $98,464,740.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2015	11

Statement of Assets and Liabilities	(Unaudited) March 31, 2015

ASSETS
Investments in Securities, at Value*	$427,926,040
Short Term Investments*	3,981,692
Interest and Dividends Receivable	2,617,027
Total Assets	434,524,759

LIABILITIES
Payable for Reverse Repurchase Agreements	74,597,000
Investment Advisory Fees Payable	366,069
Administration, Fund Accounting and Custodian Fees Payable	234,028
Accrued Expenses	84,034
Interest Payable for Reverse Repurchase Agreements	31,781
Transfer Agent Expenses Payable	1,948
Total Liabilities	75,314,860
Net Assets	$359,209,899

NET ASSETS CONSIST OF:
Capital Stock ($0.00001 par value)	$148
Additional Paid-in Capital	352,443,950
Undistributed (Accumulated) Net Investment Income (Loss) (See Note 5)	(25,770)
Accumulated Net Realized Gain (Loss) on Investments	(20,354,632)
Net Unrealized Appreciation (Depreciation) on Investments	27,146,203
Net Assets	$359,209,899

*Identified Cost:
Investments in Securities	$400,779,837
Short Term Investments	$3,981,692

Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited authorized)	14,791,833
Net Asset Value per Share	$24.28

12	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

Statement of Operations	(Unaudited) For the Period Ended March 31, 2015

INVESTMENT INCOME
Income:
Interest	$19,616,487
Total Investment Income	19,616,487
Expenses:
Investment Advisory Fees	2,139,545
Administration, Fund Accounting and Custodian Fees	355,179
Interest Expense	331,366
Professional Fees	61,428
Trustees’ Fees and Expenses	41,592
Shareholder Reporting Expenses	32,727
Registration Fees	12,584
Insurance Expenses	7,431
Miscellaneous Expenses	6,835
Transfer Agent Expenses	2,689
Total Expenses	2,991,376

Net Investment Income (Loss)	16,625,111

REALIZED & UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on Investments	3,352,254
Net Change in Unrealized Appreciation (Depreciation) on Investments	14,911,502
Net Realized and Unrealized Gain (Loss) on Investments	18,263,756

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,888,867

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2015	13

Statements of Changes in Net Assets	March 31, 2015

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

OPERATIONS
Net Investment Income (Loss)	$16,625,111	$27,051,528
Net Realized Gain (Loss) on Investments	3,352,254	(2,972,451)
Net Change in Unrealized Appreciation (Depreciation) on Investments	14,911,502	12,077,718
Net Increase (Decrease) in Net Assets Resulting from Operations	34,888,867	36,156,795

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(22,000,171)	(29,570,366)

Total Distributions to Shareholders	(22,000,171)	(29,570,366)

NET SHARE TRANSACTIONS
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	639,444	436,374

Total Increase (Decrease) in Net Assets	$13,528,140	$7,022,803

NET ASSETS
Beginning of Period	$345,681,759	$338,658,956
End of Period	$359,209,899	$345,681,759

Undistributed (Accumulated) Net Investment Income (Loss) (See Note 5)	$(25,770)	$5,349,290

14	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows	(Unaudited) For the Period Ended March 31, 2015

CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,888,867
Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided By (Used In) Operating activities:
Purchases of Long Term Investments	(13,967,630)
Proceeds from Disposition of Long Term Investments	38,089,946
Net (Purchases of) Proceeds from Disposition of Short Term Investments	(447,312)
Net Amortization (Accretion) of Premiums/Discounts	(2,591,176)
Net Realized (Gain) Loss on Investments	(3,352,254)
Net Change in Unrealized (Appreciation) Depreciation on Investments	(14,911,502)
(Increase) Decrease in:
Interest and Dividends Receivable	14,023
Prepaid Expenses and Other Assets	13,878
Increase (Decrease) in:
Payable for Investments Purchased	(2,438,127)
Investment Advisory Fees Payable	8,333
Interest Payable for Reverse Repurchase Agreements	(39,241)
Accrued Expenses	(39,216)
Administration, Fund Accounting and Custodian Fees Payable	55,334
Transfer Agent Fees Payable	804
Net Cash Provided By (Used In) Operating Activities	35,284,727

CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES
Cash Dividends Paid to Common Stockholders	(21,360,727)
Purchases of Reverse Repurchase Agreements	357,753,000
Proceeds from Reverse Repurchase Agreements	(371,677,000)
Net Cash Provided By (Used In) Financing Activities	(35,284,727)

NET CHANGE IN CASH
Cash at Beginning of Period	—
Cash at End of Period	$—

SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION
Additional Paid-in Capital from Dividend Reinvestment	$639,444

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2015	15

Financial Highlights	March 31, 2015

	Period Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[1]

Net Asset Value, Beginning of Period	$23.41		$22.97	$24.87	$23.83	[2]

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[3]	1.13		1.83	1.63	1.18
Net Gain (Loss) on Investments (Realized and Unrealized)	1.23		0.61	(1.05)	1.06
Total from Investment Operations	2.36		2.44	0.58	2.24

Less Distributions:
Distributions from Net Investment Income	(1.49)		(2.00)	(2.48)	(1.20)
Total Distributions	(1.49)		(2.00)	(2.48)	(1.20)
Net Asset Value, End of Period	$24.28		$23.41	$22.97	$24.87
Market Price, End of Period	$24.85		$23.60	$22.88	$27.07
Total Return on Net Asset Value[4]	10.44%	[7]	11.12%	2.24%	9.48%	[7]
Total Return on Market Price[5]	12.11%	[7]	12.46%	(6.60)%	13.43%[7]

Supplemental Data:
Net Assets, End of Period (000’s)	$359,210		$345,682	$338,659	$366,104
Ratios to Average Net Assets:
Expenses, including interest expense	1.71%	[6]	1.67%	1.40%	1.30%	[6]
Expenses, excluding interest expense	1.52%	[6]	1.49%	1.36%	1.30%	[6]
Net Investment Income (Loss)	9.51%	[6]	7.90%	6.70%	7.13%	[6]
Portfolio Turnover Rate	6%	[7]	22%	17%	11%	[7]

[1]	The Fund commenced operations on January 27, 2012.
[2]	Net Asset Value, beginning of period, reflects a deduction of $1.17 per share of sales load and offering expenses from the initial public offering price of $25.00 per share.
[3]	Calculated based on average shares outstanding during the period.
[4]	Total return on Net Asset Value is computed based upon the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.
[5]	Total return on Market Price is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.
[6]	Annualized.
[7]	Not Annualized.

16	DoubleLine Opportunistic Credit Fund	The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	(Unaudited) March 31, 2015

1.  Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and classified as a non-diversified management investment company. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

During the period of this report, the Fund became classified as a diversified management investment company. Diversified status means that at least 75 per cent of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5 per cent of the value of the total assets of such management company and to not more than 10 per cent of the outstanding voting securities of such issuer.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of March 31, 2015, the Fund did not hold any investments in private investment funds.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value at March 31, 2015.

Semi-Annual Report	March 31, 2015	17

Notes to Financial Statements (Cont.)	(Unaudited) March 31, 2015

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of March 31, 20151:

Category
Investments in Securities
Level 1
Money Market Funds	$3,981,692
Total Level 1	3,981,692
Level 2
US Government / Agency Mortgage Backed Obligations	222,693,680
Non-Agency Residential Collateralized Mortgage Obligations	150,592,790
Non-Agency Commercial Mortgage Backed Obligations	16,627,840
Collateralized Loan Obligations	12,116,561
Total Level 2	402,030,871
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	20,505,101
Non-Agency Commercial Mortgage Backed Obligations	2,758,471
Asset Backed Obligations	2,631,597
Total Level 3	25,895,169
Total	$431,907,732

Certain of the Fund’s assets/liabilities are held at face value, which approximates fair value for financial statement purposes. The following is a summary of such assets/liabilities as of March 31, 2015.

Other Financial Instruments
Level 1	$—
Level 2
Reverse Repurchase Agreements	74,597,000
Total Level 2	74,597,000
Level 3	—
Total	$74,597,000

See the Schedule of Investments for further disaggregation of investment categories.

[1]	There were no transfers into and out of Level 1 during the period ended March 31, 2015.

18	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2015

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 9/30/2014	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[4]	Net Accretion (Amortization)	Purchases[1]	Sales[2]	Transfers Into Level 3[3]	Transfers Out of Level 3[3]	Balance as of 3/31/2015	Net Change in Unrealized Appreciation (Depreciation) on securities held at 3/31/2015[4]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$18,373,436	$94,763	$(411,462)	$159,879	$—	$(261,380)	$2,549,865	$—	$20,505,101	$(411,462)
Non-Agency Commercial Mortgage Backed Obligations	2,962,298	—	(203,827)	—	—	—	—	—	2,758,471	(203,827)
Asset Backed Obligations	3,514,879	—	(914,293)	31,011	—	—	—	—	2,631,597	(914,293)

Total	$24,850,613	$94,763	$(1,529,582)	$190,890	$—	$(261,380)	$2,549,865	$—	$25,895,169	$(1,529,582)

[1]	Purchases include all purchases of securities and payups.

[2]	Sales include all sales of securities, maturities, and paydowns.

[3]	Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

[4]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at March 31, 2015 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 3/31/2015 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$20,505,101	Market Comparables	Market Quotes	$63.48-$101.41	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	2,758,471	Market Comparables	Yields	0.00-15.69%	Increase in yields would result in the decrease in the fair value of the security
Asset Backed Obligations	2,631,597	Market Comparables	Market Quotes	$63.46	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

*	Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

B. Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.

The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of Massachusetts and the State of California.

C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income is recorded on an accrual basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

D. Dividends and Distributions to Shareholders. Dividends from net investment income will be declared and paid monthly. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Semi-Annual Report	March 31, 2015	19

Notes to Financial Statements (Cont.)	(Unaudited) March 31, 2015

E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV will not be calculated on the days on which the NYSE is closed for trading or on holidays when the principal U.S. bond markets are closed, such as Columbus Day and Veterans Day.

G. Guarantees and Indemnifications. Under the Fund’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

3.  Related Party Transactions

DoubleLine Capital LP (the “Adviser”) provides the Fund with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of the Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Fund’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the average daily total managed assets of the Fund. Total managed assets means the total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar roll transactions or similar transactions, borrowings, and/or preferred shares that may be outstanding) minus accrued liabilities (other than liabilities in respect of reverse repurchase agreements, dollar roll transactions or similar transactions, and borrowings). An affiliate of the Adviser owns 5,625 shares of the Fund. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Fund.

4.  Purchases and Sales of Securities

For the period ended March 31, 2015, purchases and sales of investments, excluding short term investments, were $13,967,630 and $38,089,946, respectively. There were no transactions in U.S. Government securities (defined as U.S. Treasury bills, notes and bonds) during the period.

5.  Income Tax Information and Distributions to Shareholders

The tax character of distributions for the Fund were as follows:

	Period Ended March 31, 2015	Year Ended September 30, 2014
Distributions Paid From:
Ordinary Income	$22,000,171	$29,570,366
Total Distributions Paid	$22,000,171	$29,570,366

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2014.

The cost basis of investments for federal income tax purposes as of March 31, 2015 was as follows:

Tax Cost of Investments	$404,815,028
Gross Tax Unrealized Appreciation	36,921,059
Gross Tax Unrealized Depreciation	(9,828,355)
Net Tax Unrealized Appreciation	$27,092,704

As of September 30, 2014, the components of accumulated earnings (losses) for income tax purposes were as follows:

Net Tax Unrealized Appreciation	$12,181,202
Undistributed Ordinary Income	5,402,789
Total Distributable Earnings	5,402,789
Other Accumulated Losses	(23,706,886)
Total Accumulated Losses	$(6,122,895)

20	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2015

As of September 30, 2014, the following capital loss carryforward was available:

Capital Loss Carryforward	Expires
$15,379,230	Indefinite

The Fund may elect to defer to the first day of the next taxable year all or part of any late-year ordinary loss or post-October capital loss. As of September 30, 2014, the Fund deferred, on a tax basis, qualified late year losses of $8,327,656.

Additionally, US GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to paydown losses. For the year ended September 30, 2014, the following table shows the reclassifications made:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid In Capital
$5,978,816	$(5,978,816)	$—

6.  Share Transactions

Transactions in the Fund’s shares were as follows:

	Period Ended March 31, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
Reinvested Dividends	26,782	$639,444	18,827	$436,374
Beginning Shares	14,765,051		14,746,224
Ending Shares	14,791,833		14,765,051

7.  Trustees’ Fees

Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $41,592 from the Fund during the period ended March 31, 2015. These trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other funds managed by the Adviser and its affiliates. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees’ Fees and Expenses in the Fund’s Statement of Operations includes $41,520 in current fees (either paid in cash or deferred) and an increase of $72 in the value of the deferred amounts. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.

8.  Principal Risks

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s net asset value, market price, yield, and total return. The Fund’s prospectus provided additional information regarding these and other risks of investing in the Fund at the time of the initial public offering of the Fund’s shares.

•	market discount risk: The price of the Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end management investment companies frequently trade at a discount from their net asset value.

•	issuer risk: The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

•	investment and market risk: An investment in the Fund is subject to the risk of loss. The value of the Fund’s securities and financial assets may move up or down, sometimes rapidly and unpredictably. Further, the value of securities held by the Fund may decline in value due to factors affecting securities markets generally or particular industries. Securities markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

•

collateralized debt obligations risk:  The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may

Semi-Annual Report	March 31, 2015	21

Notes to Financial Statements (Cont.)	(Unaudited) March 31, 2015

invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•	convertible securities risk: The risks of investing in convertible bonds and securities include the risk that the issuer may default in the payment of principal and/or interest and the risk that the value of the investment may decline if interest rates rise. Such events may reduce the Fund’s distributable income and the value of the Fund’s shares.

•	credit risk: Credit risk is the risk that one or more of the Fund’s investments in debt securities or other instruments will decline in price, or fail to pay interest, liquidation value or principal when due, because the issuer of the obligation or the issuer of a reference security experiences an actual or perceived decline in its financial status.

•	mortgage-backed securities risk: The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.

•	sovereign debt obligations risk: Investments in countries’ government debt obligations involve special risks. The issuer or governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt.

•	loan risk: Investments in loans are in many cases subject to the risks associated with below-investment grade securities. Investments in loans are also subject to special risks, including, among others, the risk that (i) if the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, the Fund’s receipt of principal and interest on the loan is subject to the credit risk of that financial institution; (ii) loans in which the Fund invests typically pay interest at floating rates, and the borrower may have the ability to change or adjust the interest rate on a loan or under circumstances that would be unfavorable to the Fund; (iii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund; (iv) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (v) transactions in loans may settle on a delayed basis, and the Fund potentially may not receive the proceeds from the sale of a loan for a substantial period of time after the sale; and (vi) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund.

•	inverse floaters and related securities risk: Investments in inverse floaters, residual interest tender option bonds and similar instruments expose the Fund to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Distributions on inverse floaters, residual interest tender option bonds and similar instruments will typically bear an inverse relationship to short term interest rates and typically will be reduced or, potentially, eliminated as interest rates rise.

•	high yield risk (“junk bonds”): Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and to repay principal when due, and are commonly referred to as “high yield” securities or “junk bonds.” High yield securities involve a greater risk of default and their prices are generally more volatile and sensitive to actual or perceived negative developments than are the prices of higher grade securities.

•	interest rate risk: Interest rate risk is the risk that debt obligations and other instruments in the Fund’s portfolio will decline in value because of increases in market interest rates.

•	foreign (non-U.S.) investment risk: The Fund’s investments in and exposure to foreign securities involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability. Foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. Investing in securities of issuers based or doing business in emerging markets entails all of the risks of investing in securities of foreign issuers, but to a heightened degree.

•	foreign currency risk: The Fund’s investments in or exposure to foreign currencies or in securities or instruments that trade, or receive revenues, in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions (if used), that the U.S. dollar will decline in value relative to the currency being hedged.

•	emerging markets risk: Investing in emerging market countries involves substantial risk due to the potential to have limited information compared to what may be available or required by more developed countries; higher brokerage costs; different accounting, auditing and financial reporting standards; the potential for less developed legal systems and thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.

•	credit default swaps risk: Credit default swaps involve greater risks than investing in the reference obligation directly as well as liquidity risk, counterparty risk and credit risk. A buyer will lose its investment and recover nothing should no event of default occur. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

22	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2015

•	leverage risk: Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value and market price of the Fund’s shares and the Fund’s investment return will likely be more volatile.

•	derivatives risk: Derivatives are subject to a number of risks applicable to other investments, such as liquidity risk, issuer risk, credit risk, interest rate risk, leverage risk, counterparty risk, management risk and, if applicable, smaller company risk. They also involve the risk of mispricing or improper valuation, the risk of unfavorable or ambiguous documentation, and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, currency, interest rate or index.

•	counterparty risk: The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of over-the-counter instruments) and other instruments entered into directly by the Fund.

9.  Offsetting Assets and Liabilities

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

As of March 31, 2015, the Fund held the following instruments that were subject to offsetting on the Statement of Assets and Liabilities:

Liabilities:				Gross Amounts not offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross amounts offset in the Statement of Assets and Liabilities	Net amounts presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Reverse Repurchase Agreements	$74,597,000	$—	$74,597,000	$74,597,000	$—	$—

	$74,597,000	$—	$74,597,000	$74,597,000	$—	$—

10.  Recently Issued Accounting Pronouncements

In June 2014, the FASB issued ASU No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 requires repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings to be accounted for as secured borrowings. In addition, ASU No. 2014-11 eliminates sale accounting for repurchase-to-maturity transactions and supersedes the guidance under which a transfer of a financial asset and a contemporaneous repurchase financing could be accounted for on a combined basis as a forward agreement. The new disclosure requires disclosures for transactions economically similar to repurchase agreements when the transferor retains substantially all of the exposure to the economic return of the transferred financials assets throughout the term of the transactions. Lastly, the update expands disclosures about the nature of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. ASU No. 2014-11 requires disclosures to make financial statements that are prepared under US GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). New disclosures are required for annual reporting periods beginning on or after December 15, 2014, and interim periods within those annual periods.

Management is currently evaluating the implications of these changes and their impact on the financial statements.

11.  Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

Semi-Annual Report	March 31, 2015	23

Evaluation of Advisory Agreement by the Boards of Trustees	(Unaudited) March 31, 2015

DoubleLine Total Return Bond Fund

DoubleLine Core Fixed Income Fund

DoubleLine Emerging Markets Fixed Income Fund

DoubleLine Multi-Asset Growth Fund

DoubleLine Low Duration Bond Fund

DoubleLine Floating Rate Fund

DoubleLine Shiller Enhanced CAPE®

DoubleLine Equities Growth Fund

DoubleLine Opportunistic Credit Fund

DoubleLine Income Solutions Fund

At the February 26, 2015 meeting (the “Meeting”) of the Board of Trustees of DoubleLine Funds Trust (“DFT”), DoubleLine Equity Funds (“DEF”), DoubleLine Opportunistic Credit Fund (“DBL”), and DoubleLine Income Solutions Fund (“DSL” which, together with DBL, are the “Closed-End Funds” and, together with DFT, DEF, and DBL, are the “Trusts”), including in respect of each of DFT’s and DEF’s series of shares of beneficial interest (each, an “Open-End Fund” and, collectively with the Closed-End Funds, the “Funds”), the Board of Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trusts (“Independent Trustees”) voting separately, approved the renewal of the Investment Advisory and Management Agreements (the “DFT Advisory Agreements”) between DoubleLine Capital LP (“DoubleLine Capital” or an “Adviser”) and DFT, in respect of the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund, the DoubleLine Multi-Asset Growth Fund, the DoubleLine Low Duration Bond Fund, the DoubleLine Floating Rate Fund, and DoubleLine Shiller Enhanced CAPE® (the “DFT Reviewed Funds”) for an additional one-year period, the Investment Management Agreement (the “DEF Advisory Agreement”) between DoubleLine Equity LP (“DoubleLine Equity” or an “Adviser”) and DEF, in respect of the DoubleLine Equities Growth Fund for an additional one-year period, the Investment Management Agreement (the “DBL Advisory Agreement”) between DoubleLine Capital and DBL for an additional one-year period, and the Investment Management Agreement (the “DSL Advisory Agreement”) between DoubleLine Capital and DSL for an additional one-year period.

The Trustees meet over the course of the year with investment advisory personnel from the Advisers and regularly review detailed information, presented both orally and in writing, regarding the investment program, performance and operations of each Fund. The Trustees’ determination to approve the continuance of the Advisory Agreements was made on the basis of each Trustee’s business judgment after an evaluation of all of the information provided to the Trustees, both at the February 26, 2015 meeting and at prior meetings. This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive. In all of their deliberations, the Board of Trustees and the Independent Trustees were advised by counsel to the Funds and the Independent Trustees.

The Trustees considered the nature, extent, and quality of the services provided and expected to be provided by DoubleLine, including the expertise and experience of its investment personnel. In this regard, the Trustees considered that DoubleLine provides a full investment program for each of the Funds, and noted DoubleLine’s representation that it seeks to provide attractive returns with a strong emphasis on risk management. The Board considered the difficulty of managing debt-related funds, noting that managing such funds requires a portfolio management team to balance a number of factors, which may include, among others, varying maturities, prepayments, collateral management, counterparty management, pay-downs, credit events, workouts and net new issuances.

The Trustees reviewed reports (the “Strategic Insight Reports”) provided by Strategic Insight (“Strategic Insight”), an Asset International Company, that compared the Funds’ management fee rates, total expense ratios (Class I shares, where applicable), and performance records (Class I shares, where applicable) for the one-year and, where applicable, three-year periods ending December 31, 2014 against a group of each Fund’s peer funds. The Trustees noted in particular that the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund, the DoubleLine Emerging Markets Fixed Income Fund, the DoubleLine Low Duration Bond Fund, the DoubleLine Floating Rate Fund and DoubleLine Shiller Enhanced CAPE® generally had experienced favorable relative investment results since their inception dates. The Trustees considered DoubleLine’s explanation that, although the DoubleLine Multi-Asset Growth Fund’s performance record was in the third and fourth quartiles of its peer funds over the one- and three-year periods ending December 31, 2014, DoubleLine believed that the relative underperformance was the result, in part, of DoubleLine’s focus on limiting downside risk in that Fund. In this regard, the Trustees noted DoubleLine’s assertion that the DoubleLine Multi-Asset Growth Fund’s portfolio had a greater allocation to fixed-income instruments as compared to that of a number of other funds included in the Fund’s peer group and that this contributed, in part, to the relative underperformance of the Fund versus its peer funds. The Trustees also considered information presented by DoubleLine showing that the DoubleLine Multi-Asset Growth Fund had outperformed its blended benchmark since inception and had done so with lower annualized volatility. The Trustees also noted that the Adviser had presented information regarding enhancements it had made in an attempt to improve the DoubleLine Multi-Asset Growth Fund’s performance. With respect to the DoubleLine Equities Growth Fund, the Trustees noted DoubleLine’s explanation of the contributors to that Fund’s relative underperformance over the one-year period ended December 31, 2014 could be partially attributed to cash held by the Fund during the initial ramp up of its investment portfolio. They also noted that although the Fund still had a relatively short operating history, it had performed in the first and second quartile of its peer funds over the three-month and six-month periods ending December 31, 2014, respectively.

The Trustees reviewed the Closed-End Funds’ performance records based on their net asset values. They noted that DBL had performed near the top of its peers shown in the Strategic Insight Report for the one-year period ended December 31, 2014. The Trustees noted that DSL had performed in the third quartile of its peer funds for the one-year period ending December 31, 2014, but that its net asset value performance had outperformed its benchmark

24	DoubleLine Opportunistic Credit Fund

(Unaudited) March 31, 2015

index for the period. They discussed DoubleLine’s explanation that the relative underperformance of the Fund was partially attributable to its investments in emerging market high yield corporate debt instruments, which had detracted from performance during the period.

The Trustees considered that DoubleLine provides a variety of other services to the Funds in addition to investment advisory services, including, among others, a number of back-office services, valuation services, compliance services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services and supervision and monitoring of the Funds’ other service providers. The Trustees reviewed DoubleLine’s ongoing efforts to keep the Trustees informed about matters relevant to the Trusts and their shareholders. The Trustees also considered the nature, extent, and structure of the Funds’ compliance program, including the policies and procedures of the Funds and their various service providers (including the Advisers). The Trustees considered the quality of those non-investment advisory services and determined that their quality supported the renewal of the Funds’ arrangements with DoubleLine.

The Trustees also considered DoubleLine’s reports, provided at the Board’s regular meetings, that it had continued to hire additional resources, including investment personnel, to support each Adviser’s ability to provide services. The Trustees concluded that it appeared that DoubleLine continued to have sufficient quality and depth of personnel, resources, and investment methods.

The Trustees considered the advisory fees and total expense ratios borne by the Funds. In that regard, the Trustees noted that the Strategic Insight Reports showed the gross advisory and net management fees paid by the DoubleLine Total Return Bond Fund were below the median of its peers, and that the gross advisory and net management fees paid by the DoubleLine Core Fixed Income Fund were below or slightly below the median of its peers. The Trustees noted that the gross advisory and net management fees paid by the DoubleLine Multi-Asset Growth Fund and the DoubleLine Emerging Markets Fixed Income Fund were higher than the Funds’ respective expense group medians, but that their net operating expenses were near the median of their respective peer groups. The Trustees observed that the gross advisory and net management fees paid by each of the DoubleLine Low Duration Bond Fund and the DoubleLine Floating Rate Fund were each below its peer group median. The Trustees also noted that the gross advisory fee for DoubleLine Shiller Enhanced CAPE® was slightly above its peer group median, but that that Fund’s net total expense ratio was at the median of the Fund’s peer group. The Trustees noted that the net management fees for the DoubleLine Equities Growth Fund were the lowest of the peer funds included in the Strategic Insight Reports. The Trustees also noted that DoubleLine Equities Growth Fund’s gross advisory fees and net total expense ratio were above the median of its peer group, but that the Fund’s net total expense ratio was still lower than a number of the Fund’s peer funds. The Trustees also observed that the Adviser continues to waive a substantial amount of the fees associated with the DoubleLine Equities Growth Fund, which contributed to the low net management fee figures that were included in the Strategic Insight Reports.

The Trustees discussed the management fees and expense ratios of the Closed-End Funds as presented in the Strategic Insight Reports. They noted that DBL’s management fee and total net expense ratio were, respectively, higher than the median of DBL’s peer funds. The Trustees considered DoubleLine’s representation that DBL invests more heavily in mortgage- and other asset-backed securities compared to a number of the peers that were included in the peer group and the Trustees considered information DoubleLine presented regarding the additional complexity of managing those investments. The Trustees noted that DSL’s management fee was the highest in its peer group and that DSL’s net operating expense ratio (excluding investment related expenses) was among the highest of its peers. In this regard, the Trustees considered DoubleLine’s explanation that the Adviser had attempted to set its management fees at inception at rates that reflect the experience and expertise the Adviser brings to managing the Funds.

The Trustees also took into account that each Closed-End Fund employed leverage during the period ended December 31, 2014. The Trustees noted that the use of such leverage increases total assets and thus the absolute amount of fees received by the Adviser under those Advisory Agreements (because the fees are calculated based on total managed assets, including assets attributable to reverse repurchase agreements and other forms of leverage outstanding). In this regard, the Trustees took into account that the Adviser has a financial incentive for DBL and DSL to continue to use leverage, which may create a conflict of interest between the Adviser, on the one hand, and each of the Fund’s common shareholders, on the other. The Trustees considered information provided to them throughout the year by the Adviser as to why each Fund’s use of leverage continues to be appropriate and in the best interests of each Fund’s common shareholders.

The Trustees considered information relating to the fees charged by DoubleLine to clients other than the Funds, including institutional separate accounts and mutual funds for which DoubleLine serves as sub-adviser, where the Adviser employs investment strategies substantially similar to one or more of the Funds’ principal investment strategies. The Trustees took into account DoubleLine’s representation that certain large institutional separate accounts and funds sub-advised by DoubleLine are subject to fee schedules that differ from, including some that are lower than, the rates paid by the Funds. The Trustees considered that DoubleLine had also explained that administrative, compliance, operational, legal, and other burdens of providing investment advice to mutual funds exceed in many respects those required to provide advisory services to non-mutual fund clients, such as institutional accounts for retirement or pension plans, which may have differing contractual requirements. The Trustees also took into account DoubleLine’s representation that there are substantially greater legal and other responsibilities and risks to DoubleLine in managing public mutual funds than in managing private accounts or in sub-advising mutual funds sponsored by others, and that the services and resources required of DoubleLine when it sub-advises mutual funds sponsored by others generally are less than in the case of the Funds because many of the operational and compliance responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fees paid by each Fund to DoubleLine were generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance to date.

The Trustees reviewed financial information for DoubleLine, including information as to the Adviser’s profitability with respect to the Funds. The Trustees also reviewed information concerning the profitability to DoubleLine of its service arrangements with the Funds and took into account both the direct and indirect benefits to the Adviser from managing the Funds. The Trustees noted other benefits received by DoubleLine and its affiliates as a result of

Semi-Annual Report	March 31, 2015	25

Evaluation of Advisory Agreement by the Boards of Trustees (cont.)	(Unaudited) March 31, 2015

DoubleLine’s relationship with the Funds, including possible ancillary benefits to DoubleLine’s institutional investment management business due to the reputation and market penetration of the Funds. In evaluating the Adviser’s profitability, the Trustees considered that the Adviser presented profitability information that was reduced by certain distributions made to the Adviser’s employee owners that may be comparable to the ordinary compensation expense incurred by investment advisers that are not closely-held by their employees. The Trustees considered DoubleLine’s compensation practices and considered DoubleLine’s representation that those compensation and incentive policies and practices enable DoubleLine to retain, motivate, and attract highly qualified and experienced employees. The Trustees also considered the potential benefits that DoubleLine receives in respect of certain research received by DoubleLine due to the amounts of brokerage commissions paid by the DoubleLine funds and noted DoubleLine’s representation that those arrangements are only in place with respect to a small number of Funds and that their use is limited. The Trustees considered the profitability of the Advisers both before and after certain distribution and shareholder servicing payments made by the Advisers and they reviewed the Advisers’ profit margins both before and after such costs. The Trustees also took into account DoubleLine’s representation that it was continuing to invest in its business to maintain its ability to provide high quality services for the Funds. In so doing, the Board considered DoubleLine’s need to invest in technology, infrastructure and staff to continue to provide services and accommodate rapidly changing regulatory requirements.

The Trustees discussed with DoubleLine whether economies of scale would likely be realized as the Funds grow and whether a reduction in the advisory fees paid by the Funds by means of breakpoints would be appropriate. The Trustees considered DoubleLine’s statement that it did not believe that implementation of breakpoints or fee reductions would be appropriate at this time, for a number of reasons. The Trustees noted DoubleLine’s approach to advisory fees which was to set a fee from a Fund’s inception at a rate that reflected reasonably foreseeable economies of scale. The Trustees noted DoubleLine’s assertion that that approach has facilitated the Funds’ asset raising efforts and allowed the Funds from their inception to compete with peer funds with larger asset bases. The Trustees considered DoubleLine’s representation that each of the DoubleLine Total Return Bond Fund, the DoubleLine Core Fixed Income Fund, the DoubleLine Low Duration Bond Fund and the DoubleLine Floating Rate Fund already pay net management fees that are approximately at or below their peer medians. The Trustees noted DoubleLine’s view that, although DoubleLine’s profitability was higher in respect of certain Funds as compared to the other Funds based on the expense allocation methodology used, those Funds’ profitability was reasonable nonetheless. The Trustees also noted that DoubleLine’s rapid growth and significant changes to the regulatory environment required DoubleLine to re-invest significantly in its business. After considering the information provided, the Trustees concluded that the profitability of the Funds to DoubleLine did not appear excessive or such as to preclude renewal of the Advisory Agreements and that, for the reasons noted, it did not appear that implementation of breakpoints for any of the Funds would be appropriate at this time, although the Trustees would continue to consider the topic over time.

The Trustees noted that due to tax rules applicable to companies seeking to qualify as regulated investment companies, DoubleLine Multi-Asset Growth Fund made certain investments through a subsidiary organized as a Cayman islands exempted company (the “Subsidiary”) in order to obtain certain desired investment exposure without eliminating its ability to qualify as a regulated investment company under the Internal Revenue Code. The Trustees considered the advisory arrangements for the Subsidiary generally in the same manner as they had considered the advisory arrangements for DoubleLine Multi-Asset Growth Fund.

On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees determined that they were satisfied with the nature, extent and the quality of the services provided to each Fund under its Advisory Agreement; that it appeared that the management fees paid by each Fund to DoubleLine was generally within the range of management fees paid by its peer funds, and with respect to some Funds lower than the median management fees paid by their peer funds, and generally reasonable in light of the quality of the portfolio management teams and each Fund’s performance to date; that the fees paid by each Fund did not appear inconsistent with the fee schedules charged to DoubleLine’s other clients (where applicable) in light of the nature of the services provided and the risks borne by DoubleLine; that the profitability of each Fund to DoubleLine did not appear excessive or such as to preclude renewal of a Fund’s Advisory Agreement; and that, for the reasons noted by DoubleLine, and that it would be appropriate to approve each Advisory Agreement for an additional one-year period.

26	DoubleLine Opportunistic Credit Fund

Federal Tax Information	(Unaudited) March 31, 2015

For the fiscal year ended September 30, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% (20% for taxpayers with taxable income greater than $400,000 for single individuals and $450,000 for married couples filing jointly), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Qualified Dividend Income	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2014 was as follows:

Dividends Received Deduction	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended September 30, 2014 was as follows:

Qualified Short-term Gains	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(c) for the Fund was as follows:

Qualified Interest Income	99.98%

Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

Additional Information Regarding the Fund’s Investment Activities

Investments in Pools of Loans: The Fund may invest in pools of loans through mortgage- or other asset-backed securities, where a trust or other entity issues interests in the loans, some of which interests may be senior to others. Alternatively, the Fund may invest directly in pools of loans, itself or with other clients of the Adviser. The Fund’s direct investments in pools of loans present risks that may differ from the Fund’s investments in mortgage- and other asset-backed securities. For example, if it were to invest directly in such a pool without any co-investors, the Fund would incur all losses incurred on the loans acquired in the pool. However, if the Fund were to invest in a senior tranche of a mortgage- or other asset-backed security, it might have a more limited exposure to losses on the loans. In connection with the Fund’s direct purchase of certain loan portfolios, the Fund will incur costs, which may include the costs of various diligence-related services. The diligence-related services the Fund may require in connection with such investments may include, without limitation, loan file review, underwriting documentation review, and site visits. The Adviser would typically rely on information and analyses furnished as part of these diligence-related services in determining whether to invest in a particular loan portfolio. The costs associated with investments in a pool of loans may be significant and will reduce the performance contribution of such investments.

Affiliated Investments: The Adviser is, and may be in the future, affiliated with certain large financial institutions (“affiliates”) that hold interests in an entity that are of a different class or type than the class or type of interest held by the Fund. Conflicts may arise in cases where the Fund and affiliates invest in different parts of an issuer’s capital structure, such as when an affiliate holds securities in an entity that are senior or junior to the securities held by the Fund, which could mean that the affiliate will be entitled to different payments or other rights, or that in a workout or other distressed scenario the interests of the affiliate might be adverse to those of the Fund and the affiliate and the Fund might have disparate investment outcomes. For example, an affiliate may acquire a loan, loan participation, or a loan assignment of a particular borrower in which one or more Funds have an equity investment. In negotiating the terms and conditions of any such investments, or any subsequent amendments or waivers, the Adviser may find that its own interests, the interests of an affiliate, and/or the interests of the Fund could conflict. The Adviser may seek to avoid such conflicts in certain circumstances when investing on behalf of its clients, including the Fund, and, as a result, the Adviser may choose not to make certain investments on behalf of the Fund and/or its other clients. Those foregone investment opportunities may adversely affect the Fund’s performance if similarly attractive opportunities are not available or cannot be identified.

Semi-Annual Report	March 31, 2015	27

Information About Proxy Voting	(Unaudited) March 31, 2015

Information about how the Fund voted proxies relating to portfolio securities held during the most recent 12 month period ended June 30 is available no later than the following August 31st without charge, upon request, by calling 877-DLine11 (877-354-6311) and on the Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling 877-DLine11 (877-354-6311); and (ii) on the commission’s website at www.sec.gov.

Information About Portfolio Holdings

The Fund intends to disclose its portfolio holdings on a quarterly basis by posting the holdings on the Fund’s website. The disclosure will be made by posting the Annual, Semi-Annual and Form N-Q regulatory filings on the Fund’s website.

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the SEC’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

Householding — Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 877-DLine11 (877-354-6311) to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Fund Certification

The Fund is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund filed with the SEC the certification of its chief executive officer and principal financial officer required by section 302 of the Sarbanes-Oxley Act.

Proxy Results

The Annual Meeting of Shareholders was held on February 27, 2015 for shareholders of record as of the close of business on December 22, 2014 to re-elect Raymond B. Woolson and Ronald R. Redell, both Class III trustee nominees, for the Fund. The nominee Raymond B. Woolson was elected with 12,445,469, affirmative votes and 157,913 votes withheld. The nominee Ronald R. Redell was elected with 12,460,541 affirmative votes and 142,841 votes withheld. For the Fund, Trustees whose terms of office continued after the Annual Meeting of Shareholders because they were not up for re-election are Joseph J. Ciprari and John C. Salter.

28	DoubleLine Opportunistic Credit Fund

Dividend Reinvestment Plan	(Unaudited) March 31, 2015

Unless the registered owner of Common Shares elects to receive cash by contacting U.S. Bancorp Fund Services, LLC (the “Plan Administrator”), all dividends, capital gains and returns of capital, if any, declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions payable in cash directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by providing notice in writing to the Plan Administrator at least 5 days prior to the dividend/distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

Whenever the Fund declares an income dividend, a capital gain distribution or other distribution (collectively referred to as “dividends”) payable either in shares or cash, non-participants in the Plan will receive cash and participants in the Plan will receive a number of Common Shares, determined in accordance with the following provisions. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open- Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the market price per Common Share plus estimated brokerage trading fees is equal to or greater than the NAV per Common Share (such condition is referred to here as “market premium”), the Plan Administrator shall receive Newly Issued Common Shares, including fractions of shares from the Fund for each Plan participant’s account. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the date of issuance; provided that, if the NAV per Common Share is less than or equal to 95% of the current market value on the date of issuance, the dollar amount of the Dividend will be divided by 95% of the market price per Common Share on the date of issuance for purposes of determining the number of shares issuable under the Plan. If, on the payment date for any Dividend, the NAV per Common Share is greater than the market value plus estimated brokerage trading fees (such condition being referred to here as a “market discount”), the Plan Administrator will seek to invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or in no event more than 30 days after the record date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. If the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may instead receive the Newly Issued Common Shares from the Fund for each participant’s account, in respect of the uninvested portion of the Dividend, at the NAV per Common Share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the date of issuance for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all registered shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator in non-certificated form in the name of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of Common Shares owned by a beneficial owner but registered with the Plan Administrator in the name of a nominee, such as a bank, a broker or other financial intermediary (each, a “Nominee”), the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the Nominee as participating in the Plan. The Plan Administrator will not take instructions or elections from a beneficial owner whose Common Shares are registered with the Plan Administrator in the name of a Nominee. If a beneficial owner’s Common Shares are held through a Nominee and are not registered with the Plan Administrator as participating in the Plan, neither the beneficial owner nor the Nominee will be participants in or have distributions reinvested under the Plan with respect to those Common Shares. If a beneficial owner of Common Shares held in the name of a Nominee wishes to participate in the Plan, and the Shareholder’s Nominee is unable or unwilling to become a registered shareholder and a Plan participant with respect to those Common Shares on the beneficial owner’s behalf, the beneficial owner may request that the Nominee arrange to have all or a portion of his or her Common Shares registered with the Plan Administrator in the beneficial owner’s name so that the beneficial owner may be enrolled as a participant in the Plan with respect to those Common Shares. Please contact your Nominee for details or for other possible alternatives. Participants whose shares are registered with the Plan Administrator in the name of one Nominee may not be able to transfer the shares to another firm or Nominee and continue to participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund as a result of dividends payable either in Common Shares or in cash. However, each participant will pay a pro rata share of brokerage trading fees incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence, questions, or requests for additional information concerning the Plan should be directed to the Plan Administrator by calling toll-free (877) DLine11 (877-354-6311) or by writing to U.S. Bancorp Fund Services, LLC at P.O. Box 701, Milwaukee, WI 53201. Be sure to include your name, address, daytime phone number, Social Security or tax I.D. number and a reference to DoubleLine Opportunistic Credit Fund on all correspondence.

Semi-Annual Report	March 31, 2015	29

Privacy Notice	(Unaudited) March 31, 2015

What Does DoubleLine Do With Your Personal Information?

Financial companies choose how they share your personal information. This notice provides information about how we collect, share, and protect your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.

All financial companies need to share customers’ personal information to run their everyday businesses. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a DoubleLine affiliated company.

DoubleLine may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

The types of personal information DoubleLine collects and shares depend on the product or service you have with us. This information may include:

•	Social Security Number;
•	account balances;
•	transaction or loss history;
•	assets;
•	investment experience;
•	account transactions;
•	risk tolerance.

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•	to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide you. For example, it might be necessary to do so in order to process transactions and maintain accounts.
•	DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is authorized by law to do so, such as in the case of a court order, legal investigation, or other properly executed governmental request.
•	to alert a customer to other financial products and services offered by DoubleLine or an affiliate, DoubleLine may share information with an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by calling 877-DLine11 (877-354-6311). If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We have procedures designed to limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. Your information is not provided by us to nonaffiliated third parties for marketing purposes. We seek to maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

Information Collected from Websites. Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Certain portions of doublelinefunds.com are maintained or controlled by third parties, each of which has privacy policies which may differ, in some cases significantly, from the privacy policies described in this notice. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.

As required by federal law, DoubleLine will notify customers of DoubleLine’s Privacy Policy annually. DoubleLine reserves the right to modify this policy at any time, but in the event that there is a change, DoubleLine will promptly inform its customers of that change.

30	DoubleLine Opportunistic Credit Fund

DoubleLine Capital LP	333 South Grand Avenue 18th Floor Los Angeles, CA 90071 doubleline.com	fundinfo@doubleline.com 1. 213. 633. 8200

Investment Adviser:

DoubleLine Capital LP

333 South Grand Avenue

18th Floor

Los Angeles, CA 90071

Administrator and Transfer Agent:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodian:

U.S. Bank, N.A.

1555 North River Center Drive Suite 302

Milwaukee, WI 53212

Independent Registered

Public Accounting Firm:

Deloitte & Touche LLP

695 Town Center Drive Ste 1200

Costa Mesa, CA 92626

Legal Counsel:

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Contact Information:

doubleline.com

fundinfo@doubleline.com

1-877-DLine11 or

1-877-354-6311

DL-SEMI-DBL

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Opportunistic Credit Fund

By (Signature and Title)*	Ronald R. Redell
Ronald R. Redell, President and Chief Executive Officer

Date	5/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* Ronald R. Redell
Ronald R. Redell, President and Chief Executive Officer

Date	5/28/2015

By (Signature and Title)*	Susan Nichols
Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date	5/28/2015

* Print the name and title of each signing officer under his or her signature.

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